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                                  May 15, 1997

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

            Re:   RULE 497(J) FILING FOR
                  MARKET STREET FUND, INC.
                  FILE NO. 2-98755
                  ------------------------

Dear Commissioners:

            On behalf of Market Street Fund, Inc., I hereby certify pursuant to Rule 497(j) of the Securities Act of 1933 that the form of Prospectuses and Statements of Additional Information dated May 1, 1997 do not differ from those contained in the most recent Post-Effective Amendment to the Registration Statement, which amendment has been filed electronically.

      If you have any questions or comments regarding this filing, please call the undersigned at (610) 407-1016.

                                  Respectfully,



                                  Adam Scaramella